Repurchase Agreements - Non Trading - Summary of Repurchase Agreements Non Trading (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Repurchase Agreements [line items]
Repurchase agreements–non trading	£ 18,286	£ 10,910
Agreements with banks [member]
Disclosure Of Repurchase Agreements [line items]
Repurchase agreements–non trading	10,227	5,865
Agreements with customers [member]
Disclosure Of Repurchase Agreements [line items]
Repurchase agreements–non trading	£ 8,059	£ 5,045